ACQUISITIONS (Purchase Price) (Details) - USD ($) $ in Thousands	Jul. 01, 2016	Apr. 29, 2016
Torrance Refinery [Member]
Business Acquisition [Line Items]
Gross purchase price	$ 537,500
Net cash	521,350
Working capital	450,582
Post close purchase price adjustments	(16,150)
Total consideration	$ 971,932
Plains Asset Purchase, East Coast Terminals [Member]
Business Acquisition [Line Items]
Gross purchase price		$ 100,000
Net cash		98,336
Working capital		(1,627)
Total consideration		$ 98,373